Liabilities (Details Narrative) - CAD ($)	1 Months Ended				12 Months Ended
	Oct. 28, 2021	Jul. 31, 2021	Jul. 31, 2020	Jul. 23, 2019	Dec. 31, 2021
Liabilities
Number Of Flow Through Common Shares	10,600,000			4,700,000	560,000
Flow Through Common Shares Price, Per Sare	$ 0.50				$ 0.50
Gross Proceeds Of Flow Through Common Shares	$ 5,300,000			$ 1,400,000	$ 280,000
Shares Issued, Share				3,400,000
Price Per Share				$ 0.30
Shares Issued1, Share				1,300,000
Price Per Share1				$ 0.3125
Fair Value Of Shares	$ 0.46			0.30	$ 0.37
Flow Through Premium Liability, Per Share	$ 0.04			$ 0.0125	$ 0.13
Total Premium Liability	$ 425,700			$ 16,000	$ 72,800
Description Of Deferred Royalty Liability					The 3% NSR for the Fondaway Canyon project (Note 8(b)(i)) has a buyout provision for an original amount of $600,000. The buyout amount is subject to advance royalty payments of $35,000 per year by July 15th of each year until the full gross total of $600,000 has been paid. The remaining balance was $425,000 at the closing of the Membership Agreement in March 2017. The $425,000 was discounted to a fair value of $183,000 in 2017 using a discount rate of 18%
Getchell Paid An Annual Advance Royalty		$ 35,000	$ 35,000